CAPITAL STOCK - Schedule of information about the warrants which were outstanding (Details)	12 Months Ended
	Dec. 31, 2021 Share $ / shares shares	Dec. 31, 2020 Share
Schedule Of Warrants [Line Items]
Number of Warrants | Share	3,399,280	0
Exercisable | shares	3,399,280
November 5, 2021 [Member]
Schedule Of Warrants [Line Items]
Date Issued	Nov. 05, 2021
Number of Warrants | Share	148,082
Exercisable | shares	148,082
Exercise Price | $ / shares	$ 3.50
Expiry Date	Nov. 07, 2022
November 16, 2021 [Member]
Schedule Of Warrants [Line Items]
Date Issued	Nov. 16, 2021
Number of Warrants | Share	1,200
Exercisable | shares	1,200
Exercise Price | $ / shares	$ 3.50
Expiry Date	Nov. 17, 2022
November 5, 2021 [Member]
Schedule Of Warrants [Line Items]
Date Issued	Nov. 05, 2021
Number of Warrants | Share	3,249,998
Exercisable | shares	3,249,998
Exercise Price | $ / shares	$ 4.00
Expiry Date	Nov. 05, 2023